Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $17,249,998.25.
Narrative - Max Aggregate Offering Price	$ 17,249,998.25
Final Prospectus	true